Provision for Conversion of Preferred Stock (Detail Textuals) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Nov. 01, 2017	Dec. 31, 2015	Aug. 20, 2015
Series B Preferred Stock Conversion Liability
Conversion of Stock [Line Items]
Fair value of embedded derivative	$ 6,715	$ 118,821		$ 75,488
Series B Preferred Stock Conversion Liability | Nonoperating Income (Expense)
Conversion of Stock [Line Items]
Change in fair market value of embedded derivative	102,848	$ (48,564)
Series F Preferred Stock Put Option Liability
Conversion of Stock [Line Items]
Fair value of embedded derivative			$ 103,364
Series F Preferred Stock Put Option Liability | Nonoperating Income (Expense)
Conversion of Stock [Line Items]
Change in fair market value of embedded derivative	$ 103,364
Series B Preferred Stock
Conversion of Stock [Line Items]
Shares issued, price per share (in dollars per share)		$ 0.25			$ 0.80
Series F Preferred Stock
Conversion of Stock [Line Items]
Shares issued, price per share (in dollars per share)	$ 0.10